Summary of Business and Significant Accounting Policies-Schedule of Prior Period Adjustments and Impact on Financial Results of Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	$ 5,984	$ 5,906
Adjusted EBITDA	1,975	1,493
Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	2,535	2,433
Adjusted EBITDA	1,001	895
Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	1,367	1,308
Adjusted EBITDA	460	412
Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	628	630
Adjusted EBITDA	73	68
Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	620	693
Adjusted EBITDA	242	294
Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	$ (2)	(1)
As Reported [member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		5,906
Adjusted EBITDA		1,493
As Reported [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		2,419
Adjusted EBITDA		901
As Reported [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1,321
Adjusted EBITDA		433
As Reported [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		844
Adjusted EBITDA		323
As Reported [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		630
Adjusted EBITDA		35
As Reported [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		693
Adjusted EBITDA		295
As Reported [member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(1)
As Reported [member] | Operating segments [member] | Corporate costs [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		(494)
Adjustments [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		14
Adjusted EBITDA		(6)
Adjustments [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(13)
Adjusted EBITDA		(21)
Adjustments [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(1)
Adjusted EBITDA		(5)
Adjustments [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		33
Adjustments [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		(1)
As Revised [Member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		5,906
Adjusted EBITDA		1,493
As Revised [Member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		2,433
Adjusted EBITDA		895
As Revised [Member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1,308
Adjusted EBITDA		412
As Revised [Member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		843
Adjusted EBITDA		318
As Revised [Member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		630
Adjusted EBITDA		68
As Revised [Member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		693
Adjusted EBITDA		294
As Revised [Member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(1)
As Revised [Member] | Operating segments [member] | Corporate costs [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		$ (494)